Other Deductions, Net (Tables)	12 Months Ended
Sep. 30, 2013
Other Deductions, Net [Abstract]
Schedule Of Other Deductions, Net

Other deductions, net are summarized as follows:
	2011	2012	2013
Amortization of intangibles (intellectual property and customer relationships)	$261	241	220
Rationalization of operations	81	119	78
Other	38	91	65
Gains, net	(24)	(50)	(1)
Total	$356	401	362